Employee costs and share plans for employees, AstraZeneca 2014 Performance Share Plan (Details) - AstraZeneca 2014 Performance Share Plan EquityInstruments in Thousands	1 Months Ended									12 Months Ended
	Aug. 31, 2018 GBP (£) EquityInstruments	May 31, 2018 GBP (£) EquityInstruments	Mar. 31, 2018 GBP (£) EquityInstruments	Aug. 31, 2017 GBP (£) EquityInstruments	May 31, 2017 GBP (£) EquityInstruments	Mar. 31, 2017 GBP (£) EquityInstruments	Aug. 31, 2016 GBP (£) EquityInstruments	May 31, 2016 GBP (£) EquityInstruments	Mar. 31, 2016 GBP (£) EquityInstruments	Dec. 31, 2014	Aug. 31, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)
Share plans
Plan term										10 years
Period of wait time until awards granted vest										3 years
Number of shares awarded	92	18	3,400	44	10	2,359	67	24	2,673
Weighted average fair value	£ 29.82	£ 26.51	£ 24.27	£ 22.34	£ 26.07	£ 24.40	£ 25.36	£ 19.35	£ 19.62		$ 38.46	$ 36.42	$ 34.62	$ 29.11	$ 34.20	$ 30.88	$ 33.58	$ 28.64	$ 28.19
Director
Share plans
Additional holding period that can be subject to achievement of performance conditions										2 years